Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Declared discretionary bonuses	$ 670
Minimum cost	99,000
Loss Contingency Accrual, Ending Balance	$ 1,105	$ 1,105